As filed with the Securities and Exchange Commission on November 15, 2012

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 387

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 388

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2090

Francine J. Rosenberger, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C.  20006

Copies to:

Lina Bhatnagar

Atlantic Fund Services

Three Canal Plaza

Portland, ME 04101

It is proposed that this filing will become effective:

[X]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)

[   ]     on ______________, pursuant to Rule 485, paragraph (b)(1)

[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)

[   ]     on ______________, pursuant to Rule 485, paragraph (a)(1)

[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)

[   ]     on ______________, pursuant to Rule 485, paragraph (a)(2)

[   ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 387 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 382 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on November 15, 2012.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on November 15, 2012.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase